Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued expenses and other payables, consolidated VIEs without recourse to primary beneficiaries			$ 50
Deferred revenue, consolidated VIEs without recourse to primary beneficiaries	$ 6,717	7,960	11,995
Short-term bank borrowings, consolidated VIEs without recourse to primary beneficiaries	11,653	12,648	6,306
Long-term bank borrowings - current portion, consolidated VIEs without recourse to the primary beneficiary	6,532	5,432	1,381
Deferred government grants, consolidated VIEs without recourse to the primary beneficiary			264
Unrecognized tax benefits, consolidated VIEs without recourse to the primary beneficiary	3,091	2,121	1,755
Warrant liabilities, consolidated VIEs without recourse to the primary beneficiary			1,344
Deferred tax liabilities, consolidated VIEs without recourse to the primary beneficiaries	4,050	3,555	2,170
Deferred revenues, consolidated VIEs without recourse to the primary beneficiary	4,277	1,346	2,428
Long-term bank payable, consolidated VIEs without recourse to the primary beneficiary	5,563		4,491
Deferred government grants, consolidated VIEs without recourse to the primary beneficiary	$ 1,933	$ 1,957	$ 1,844
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	31,307,522	30,804,635	4,224,725
Common stock, shares outstanding	31,303,350	30,804,634	4,224,725
Series A convertible redeemable preferred shares
Convertible redeemable preferred shares, par value		$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized		0	39,900,000
Convertible redeemable preferred shares, shares issued		0	39,900,000
Convertible redeemable preferred shares, shares outstanding		0	39,900,000
Series B convertible redeemable preferred shares
Convertible redeemable preferred shares, par value		$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized		0	82,857,143
Convertible redeemable preferred shares, shares issued		0	82,857,143
Convertible redeemable preferred shares, shares outstanding		0	82,857,143
Series C convertible redeemable preferred shares
Convertible redeemable preferred shares, par value		$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized		0	50,909,089
Convertible redeemable preferred shares, shares issued		0	50,909,089
Convertible redeemable preferred shares, shares outstanding		0	50,909,089
Series D convertible redeemable preferred shares
Convertible redeemable preferred shares, par value		$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized		0	23,721,443
Convertible redeemable preferred shares, shares issued		0	23,721,443
Convertible redeemable preferred shares, shares outstanding		0	23,721,443
Series E convertible redeemable preferred shares
Convertible redeemable preferred shares, par value		$ 0.001	$ 0.001
Convertible redeemable preferred shares, shares authorized		13,275,162	0
Convertible redeemable preferred shares, shares issued		0	0
Convertible redeemable preferred shares, shares outstanding		0	0
Variable Interest Entity [Member]
Accounts payable, consolidated VIEs without recourse to primary beneficiaries	$ 2,986	$ 4,143	$ 4,598
Accrued expenses and other payables, consolidated VIEs without recourse to primary beneficiaries	5,053	4,038	2,778
Advances from customers, consolidated VIEs without recourse to the primary beneficiary
Deferred revenue, consolidated VIEs without recourse to primary beneficiaries	4,009	5,904	9,134
Income tax payable, consolidated VIEs without recourse to the primary beneficiary
Short-term bank borrowings, consolidated VIEs without recourse to primary beneficiaries	38		721
Long-term bank borrowings - current portion, consolidated VIEs without recourse to the primary beneficiary
Deferred government grants, consolidated VIEs without recourse to the primary beneficiary
Unrecognized tax benefits, consolidated VIEs without recourse to the primary beneficiary
Warrant liabilities, consolidated VIEs without recourse to the primary beneficiary
Deferred tax liabilities, consolidated VIEs without recourse to the primary beneficiaries	1,415	1,500	1,539
Deferred revenues, consolidated VIEs without recourse to the primary beneficiary
Long-term bank payable, consolidated VIEs without recourse to the primary beneficiary
Deferred government grants, consolidated VIEs without recourse to the primary beneficiary